Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Less: accumulated depreciation	$ (18,690)	$ (14,663)
Total property and equipment, net	34,190	38,046
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	33,239	23,491
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,224	2,928
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,355	1,340
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	12,411	10,629
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 2,651	$ 14,321